INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES	9 Months Ended
Sep. 30, 2020
INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES
INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES

11.    INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES

Investments accounted for under the equity method.

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”), a subsidiary of Marubeni Corporation, to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. In April 2019, JinkoSolar made pro rata additional capital injection to SSHC with the amount of RMB295 million. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s unaudited condensed consolidated statements of operations, with a loss of RMB79,278,257 and a loss of RMB71,034,618 for the nine months ended September 30, 2019 and 2020, respectively. JinkoSolar sold modules of 64.4 MW and 32.3MW and recognized revenue of RMB144.3 million and RMB51.2 million on sales to the Project Company (Note 26) during the nine months ended September 30, 2019 and 2020, respectively. Unrealized profit amounted to RMB5,943,014 and RMB328,254 in connection with the intercompany transactions with the Project Company was eliminated during the nine months ended December 31, 2019 and 2020, respectively. The carrying value of this investment was RMB250,698,341 and RMB164,065,791 at December 31, 2019 and September 30, 2020.

On March 30, 2017, JinkoSolar signed a shareholder agreement with Yangzhou Tiansheng PV-Tech Co., Ltd., a Chinese PV enterprise, to jointly invest in and establish a company named Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”) to process and assemble PV modules as OEM manufacturer in Jiangsu province, China. JinkoSolar holds 30% equity interest in Jinko-Tiansheng and accounts for its investment using the equity method. JinkoSolar’s share of Jinko-Tiansheng’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s unaudited condensed consolidated statements of operations, with a loss of RMB1,356,517 and RMB1,577,063 for the nine months ended September 30, 2019 and 2020, respectively. Jinko Tiansheng charged processing fee amounted to RMB17,039,923 and RMB17,106,669 to the Company for its OEM services provided (Note 26) during the nine months ended September 30, 2019 and 2020, respectively. Unrealized profit amounted to RMB188,778 and RMB1,229,759 due to the intercompany transactions with Jinko Tiansheng was eliminated for the nine months ended September 30, 2019 and 2020, respectively. The carrying value of this investment was RMB12,122,946 and RMB9,316,124 at December 31, 2019 and September 30, 2020, respectively.

Equity securities without readily determinable fair values

In May 2012, the Group acquired a 9% stake in Heihe Hydropower Development Co., Ltd, a company in Gansu province, China, for a consideration of RMB7,200,000. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments with the amount of RMB7,200,000 as of December 31, 2019. The Group disposed such equity securities to a third party in the third quarter of 2020 with the consideration of RMB7,200,000, offsetting against the payable balance due to the third party.